Schedule of ESOP Debt Payable (Details) $ in Thousands	Dec. 31, 2015 USD ($)
ESOP Loan [Line Items]
ESOP Loan, Principal balance payable in 2016	$ 516
ESOP Loan, Principal balance payable in 2017	539
ESOP Loan, Principal balance payable in 2018	563
ESOP Loan, Principal balance payable in 2019	587
ESOP Loan, Principal balance payable in 2020	152
ESOP Loan, Principal balance payable Thereafter	1,818
ESOP Loan	$ 4,175